INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET (Details) [Line Items]
Amortization expense	¥ 6,534	¥ 2,233	¥ 6,402
Amortization expenses related to intangible assets, year one	4,177
Amortization expenses related to intangible assets, year two	¥ 8,613
Minimum [Member]
INTANGIBLE ASSETS, NET (Details) [Line Items]
Amortization periods	5 years
Maximum [Member]
INTANGIBLE ASSETS, NET (Details) [Line Items]
Amortization periods	20 years